RESULTS FOR THE YEAR - RESEARCH AND DEVELOPMENT COSTS - Research and Development Costs (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Internal and external Research and development costs	DKK 7,430	DKK 7,494	DKK 7,352
Employee costs (note 2.4)	5,848	6,149	5,584
Amortisation and impairment losses, intangible assets (note 3.1)	211	427	247
Depreciation and impairment losses, property, plant and equipment (note 3.2)	525	493	425
Total Research and development costs	DKK 14,014	DKK 14,563	DKK 13,608
As percentage of sales	12.50%	13.00%	12.60%